Income Taxes (Movement of Valuation Allowances) (Details) (Valuation Allowance of Deferred Tax Assets [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
At beginning of year	$ (24,303,518)	$ (22,836,709)	$ (19,122,901)
Current year additions	(1,239,840)	(1,415,765)	(4,452,155)
Current year reversals	0	180,965	1,591,018
Effect of exchange rate changes	(708,185)	(232,009)	(852,671)
At end of year	$ (26,251,543)	$ (24,303,518)	$ (22,836,709)